Segment Reporting - Segment Results as Presented in Consolidated Financial Statements (Footnote) (Detail) $ in Millions	2 Months Ended	12 Months Ended
	Feb. 21, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)
Indemnification Agreement [Member] | Dropdown Predecessor [Member]
Segment Reporting Information [Line Items]
Indemnification of revenue loss	$ 0.4
Production Shortfalls [Member] | Indemnification Agreement [Member] | Dropdown Predecessor [Member]
Segment Reporting Information [Line Items]
Indemnification of revenue loss	$ 3.1
Petrojarl I FPSO [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee				$ 2.1
Petrojarl I FPSO [Member] | Teekay Corporation [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee				2.1
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Gain (loss) on contract termination		$ 4.0	$ (1.8)
FPSO Segment [Member] | Teekay Knarr As and Knarr LLC [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee			9.7
FPSO Segment [Member] | Teekay Knarr As and Knarr LLC [Member] | Teekay Corporation [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee			9.7
Towage segment [Member] | ALP Maritime Services B.V. [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee				1.0
Towage segment [Member] | ALP Maritime Services B.V. [Member] | Teekay Corporation [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee				$ 1.6
Towage segment [Member] | Six Long Distance Towing And Offshore Installation Vessels [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee			$ 2.2
Number of vessels | vessel			6
Towage segment [Member] | Six Long Distance Towing And Offshore Installation Vessels [Member] | Teekay Corporation [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee			$ 2.2
UMS Segment [Member] | Arendal Spirit Ums [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee			2.0
UMS Segment [Member] | Arendal Spirit Ums [Member] | Teekay Corporation [Member]
Segment Reporting Information [Line Items]
Acquisition and business development fee			$ 2.0